Leases - Summary of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Income from sub-leasing right-of-use assets	$ 3,130	$ 2,391	$ 1,729
Interest expense on leases	(4,587)	(7,423)	(5,008)
Expense relating to short-term leases	(839)	(637)	(888)
Expense relating to lease of low value assets	$ (24)	$ (8)	$ (5)